MD&A - Capital management	12 Months Ended
Dec. 31, 2019
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) in accordance with both our internal assessment and regulatory requirements is a prerequisite for conducting our business activities.▲

Audited | We manage our balance sheet, RWA, the leverage ratio denominator (the LRD) and TLAC ratio levels within our internal limits and targets and on the basis of our regulatory TLAC requirements. Our strategic focus is to achieve an optimal attribution and use of financial resources between our business divisions and Corporate Center, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (the BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining medium- and longer-term capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets are established at both the Group and business division levels, and are submitted to the BoD for approval at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.▲

Audited | In 2019, we continued to focus on meeting the Swiss SRB capital requirements applicable as of 1 January 2020, based on the Capital Adequacy Ordinance effective until 31 December 2019. Therefore we executed a series of transactions, including:

–the issuances of USD 2.5 billion, USD 0.5 billion, USD 0.5 billion and USD 0.3 billion equivalent of high-trigger loss-absorbing AT1 capital instruments denominated in US dollars, Australian dollars, Singapore dollars and Swiss francs, respectively;

–the issuances of USD 1.6 billion, USD 0.4 billion and USD 0.1 billion equivalent of TLAC-eligible senior unsecured debt denominated in US dollars, Swiss francs and Australian dollars, respectively; and

–the call of USD 0.2 billion equivalent of low-trigger loss-absorbing tier 2 capital instruments. ▲

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.19	31.12.18
Total IFRS equity	54,707	53,103
Equity attributable to non-controlling interests	(174)	(176)
Defined benefit plans, net of tax	(9)	0
Deferred tax assets recognized for tax loss carry-forwards	(6,121)	(6,107)
Deferred tax assets on temporary differences, excess over threshold	(221)	(586)
Goodwill, net of tax[1]	(6,178)	(6,514)
Intangible assets, net of tax	(195)	(251)
Compensation-related components (not recognized in net profit)	(1,717)	(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions	(495)	(368)
Unrealized (gains) / losses from cash flow hedges, net of tax	(1,260)	(109)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	48	(397)
Prudential valuation adjustments	(104)	(120)
Accruals for proposed dividends to shareholders	(2,628)	(2,648)
Other	(72)	(56)
Total common equity tier 1 capital	35,582	34,119
1 Includes goodwill related to significant investments in financial institutions of USD 178 million as of 31 December 2019 (31 December 2018: USD 176 million) presented on the balance sheet line Investments in associates.

Audited | Our CET1 capital mainly consists of: share capital; share premium, which primarily consists of additional paid-in capital related to shares issued; and retained earnings. A detailed reconciliation of IFRS equity to CET1 capital is provided in the “Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital” table.

Our CET1 capital increased by USD 1.5 billion to USD 35.6 billion as of 31 December 2019, mainly as a result of operating profit before tax and foreign currency translation effects, partly offset by accruals for capital returns to shareholders, our share repurchase program, current tax expenses, changes in compensation-related regulatory capital accruals and defined benefit plans.

→Refer to “UBS shares” in this section for more information about the share repurchase program

Our loss-absorbing additional tier 1 (AT1) capital increased by USD 4.1 billion to USD 16.3 billion as of 31 December 2019, primarily due to four issuances of USD 3.8 billion equivalent of AT1 capital instruments denominated in US dollars, Australian dollars, Singapore dollars and Swiss francs, as well as currency effects. ▲

Audited | Our total gone concern loss-absorbing capacity included USD 30.3 billion of TLAC-eligible senior unsecured debt, and increased by USD 0.3 billion to USD 37.8 billion as of 31 December 2019.▲

UBS AG
Disclosure MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory

Audited | An adequate level of total loss-absorbing capacity (TLAC) in accordance with both our internal assessment and regulatory requirements is a prerequisite for conducting our business activities.▲

Audited | We manage our balance sheet, RWA, the leverage ratio denominator (the LRD) and TLAC ratio levels within our internal limits and targets and on the basis of our regulatory TLAC requirements. Our strategic focus is to achieve an optimal attribution and use of financial resources between our business divisions and Corporate Center, as well as between our legal entities, while remaining within the limits defined for the Group and allocated to the business divisions by the Board of Directors (the BoD). These resource allocations, in turn, affect business plans and earnings projections, which are reflected in our capital plans.

The annual strategic planning process includes a capital-planning component that is key in defining medium- and longer-term capital targets. It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets are established at both the Group and business division levels, and are submitted to the BoD for approval at least annually. In the target-setting process, we take into account the current and potential future TLAC requirements, our aggregate risk exposure in terms of capital-at-risk, the assessment by rating agencies, comparisons with peers and the effect of expected accounting policy changes.▲

Audited | In 2019, we continued to focus on meeting the Swiss SRB capital requirements applicable as of 1 January 2020, based on the Capital Adequacy Ordinance effective until 31 December 2019. Therefore we executed a series of transactions, including:

–the issuances of USD 2.5 billion, USD 0.5 billion, USD 0.5 billion and USD 0.3 billion equivalent of high-trigger loss-absorbing AT1 capital instruments denominated in US dollars, Australian dollars, Singapore dollars and Swiss francs, respectively;

–the issuances of USD 1.6 billion, USD 0.4 billion and USD 0.1 billion equivalent of TLAC-eligible senior unsecured debt denominated in US dollars, Swiss francs and Australian dollars, respectively; and

–the call of USD 0.2 billion equivalent of low-trigger loss-absorbing tier 2 capital instruments. ▲

Regulatory capital and movement [text block]
Reconciliation of IFRS equity to Swiss SRB common equity tier 1 capital
USD million	31.12.19	31.12.18
Total IFRS equity	54,707	53,103
Equity attributable to non-controlling interests	(174)	(176)
Defined benefit plans, net of tax	(9)	0
Deferred tax assets recognized for tax loss carry-forwards	(6,121)	(6,107)
Deferred tax assets on temporary differences, excess over threshold	(221)	(586)
Goodwill, net of tax[1]	(6,178)	(6,514)
Intangible assets, net of tax	(195)	(251)
Compensation-related components (not recognized in net profit)	(1,717)	(1,652)
Expected losses on advanced internal ratings-based portfolio less provisions	(495)	(368)
Unrealized (gains) / losses from cash flow hedges, net of tax	(1,260)	(109)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	48	(397)
Prudential valuation adjustments	(104)	(120)
Accruals for proposed dividends to shareholders	(2,628)	(2,648)
Other	(72)	(56)
Total common equity tier 1 capital	35,582	34,119
1 Includes goodwill related to significant investments in financial institutions of USD 178 million as of 31 December 2019 (31 December 2018: USD 176 million) presented on the balance sheet line Investments in associates.